Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 13,124	$ 12,463	$ 8,174	$ 37,484	$ 20,978
Measured at FVOCI	[1]	1,003	921	450	2,737	892
Interest income calculated using effective interest method		14,127	13,384	8,624	40,221	21,870
Other	[2]	562	486	261	1,494	570
Interest income	[3]	14,689	13,870	8,885	41,715	22,440
Measured at amortized cost	[1]	10,058	9,357	4,169	27,960	8,819
Measured at FVOCI	[1]	0			0
Interest expense calculated using effective interest method		10,058	9,357	4,169	27,960	8,819
Other	[4]	51	47	40	140	128
Interest expenses		$ 10,109	$ 9,404	$ 4,209	$ 28,100	$ 8,947

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,127 for the three months ended July 31, 2023 (April 30, 2023 – $13,384; July 31, 2022 – $8,624) and for the nine months ended July 31, 2023 – $40,221 (July 31, 2022 – $21,870).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2023 – $29 (April 30, 2023 – $29; July 31, 2022 – $27) and for the nine months ended July 31, 2023 – $84 (July 31, 2022 – $80).